Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We have historically granted equity awards on an annual basis and on a discretionary basis in connection with certain events. We do not have a formal policy regarding the timing of awards of option awards in relation to our disclosure of material non-public information. However, our historical practice is to grant option awards three trading days following the release of material non-public information in order to prevent the release of such information from affecting the value of our equity compensation.

Award Timing MNPI Considered	false